Material Definitive Agreement as Amended and Reverse Acquisition (Details Narrative) - shares	Nov. 02, 2023	Apr. 19, 2023	Aug. 10, 2023
Shares issued		130,000
Next Charging [Member]
Closing agreement description	(i) that the Company take the actions necessary to amend its certificate of incorporation to increase the number of authorized shares of Common Stock from 50,000,000 shares of Common Stock to 500,000,000 shares of Common Stock, (ii) the receipt of the requisite stockholder approval, (iii) the receipt of the requisite third-party consents and (iv) compliance with the rules and regulations of The Nasdaq Stock Market
Subsequent Event [Member] | Michael Farkas [Member]
Ownership percentage	20.00%
Material Definitive Agreement [Member] | Common Stock [Member]
Shares issued			100,000,000
Shares issued	35,000,000
Material Definitive Agreement [Member] | Common Stock [Member] | Electric Vehicle And Battery [Member]
Shares issued	30,000,000
Next Charging LLC [Member]
Membership interest			100.00%